Taxation	6 Months Ended
Jun. 30, 2024
Taxation [Abstract]
TAXATION

12. TAXATION

Cayman Islands

Under the current laws of the Cayman Islands, the Group is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, form April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD2 million of assessable profits will be lowered to 8.25% (half of the rate specified in Schedule 8 to the Inland Revenue Ordinance (IRO)) for corporations. China Auto Market was not subject to Hong Kong profit tax for any period presented as it did not have assessable profit during the periods presented.

PRC

Generally, the Group’s subsidiaries, which are considered PRC resident enterprises under PRC tax law, are subject to enterprise income tax (“EIT”) on their worldwide taxable income as determined under PRC tax laws and accounting standards at a rate of 25%. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”) at a rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. The Group’s subsidiaries, Shengda Automobile and Shanghai Chengle Network Technology Co., Ltd. were approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning November 2018 and renewing the HNTE in December 2021. The certificate is valid for three years.

According to Taxation [2019] No. 13 which was effective from January 1, 2019 to December 31, 2021 and Taxation [2021] No. 12 which was effective from January 1, 2021 to December 31, 2022, an enterprise is recognized as a small-scale and low-profit enterprise when its taxable income is less than RMB3 million. A small-scale and low-profit enterprise receives a tax preference including a preferential tax rate of 2.5% on its taxable income below RMB1 million and another preferential tax rate of 10% on its taxable income between RMB1 million and RMB3 million in 2021 and 2022. According to Taxation [2022] No. 13 which was effective from January 1, 2022 to December 31, 2024, a small-scale and low-profit enterprise receives a tax preference including a preferential tax rate of 5% on its taxable income between RMB1 million and RMB3 million. According to Taxation [2023] No. 06 which was effective from January 1, 2023 to December 31, 2024, a small-scale and low-profit enterprise receives a tax preference including a preferential tax rate of 5% on its taxable income below RMB1 million.

Continuing operations:

The income tax provision consisted of the following components:

	For the six months ended June 30,
	2023	2024
Current income tax expenses	$926	$1,017
Deferred income tax benefit	(76)	(750)
Total income tax expense	$850	$267

A reconciliation between the Group’s actual provision for income taxes and the provision at the PRC, mainland statutory rate is as follows:

	For the six months ended June 30,
	2023	2024
Income (Loss) before income tax expense	$1,986	$(59,873)
Computed income tax expense (benefit) with statutory tax rate	573	(14,968)
Additional deduction for research and development expenses	(237)	(213)
Tax effect of preferred tax rate	(791)	15,487
Tax effect of favorable tax rates on small-scale and low-profit entities	(15)	-
Tax effect of tax relief	(2)	(1)
Tax effect of non-deductible items	35	(71)
Tax effect of expired tax attribute carryforwards	-	481
Tax effect of deferred tax effect of tax rate change	(42)	-
Changes in valuation allowance	1,329	(448)
Income tax expense	$850	$267

As of December 31, 2023 and June 30, 2024, the significant components of the deferred tax assets are summarized below:

	December 31,	June 30，
	2023	2024
Deferred tax assets:
Temporary difference in accounts receivable recognition	$5,727	$5,596
Temporary difference in research and development costs	3,187	3,063
Accrued expense	402	393
Net operating loss carried forward	10,841	10,328
Share-based compensation	76	185
Allowance for doubtful accounts	3,585	3,990
Total deferred tax assets	23,818	23,555
Valuation allowance	(11,820)	(11,088)
Deferred tax assets, net of valuation allowance	$11,998	$12,467

Changes in valuation allowance are as follows:

	December 31,	June 30，
	2023	2024
Balance at the beginning of the period	$7,577	$11,820
Additions	4,459	-
Reduction	-	(460)
Foreign currency translation adjustments	(216)	(272)
Balance at the end of the period	$11,820	$11,088

As of December 31, 2023 and June 30, 2024, the Group had net operating loss carryforwards of approximately $45,196 and $61,232, respectively, which arose from the Group’s subsidiaries in the PRC. As of December 31, 2023 and June 30, 2024, deferred tax assets from the net operating loss carryforwards amounted to $10,841 and $10,328, respectively, and the Group has recorded valuation allowances of $11,820 and $11,088 as of December 31, 2023 and June 30, 2024, respectively. Full valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future tax years.

As of June 30, 2024, net operating loss carryforwards will expire, if unused, in the following amounts:

2025	$5,081
2026	5,191
2027	17,378
2028	14,257
2029	1,729
Indefinite	17,596
Total	$61,232